Accrued Expenses (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued construction costs		$ 2,574
Accrued professional service fees	$ 991	693	$ 35
Accrued interest on convertible debt with a related party	0	618
Accrued payroll		563	2
Accrued utilities	64	384
Other accrued liabilities	1,044	352	12
Accrued expenses	$ 14,516	$ 5,184	$ 49